UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03964
Dreyfus Government Cash Management Funds
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
1/31
Date of reporting period:
1/31/26
ITEM 1 - Reports to Stockholders

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Institutional Shares – DGCXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$16	0.16%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)

Repurchase Agreements
42.7%
U.S. Treasury Bills
22.5%
U.S. Government Agencies Obligations
17.2%
U.S. Treasury Floating Rate Notes
8.2%
U.S. Treasury Notes
5.0%
Net Other Assets and Liabilities
4.4%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0289AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Investor Shares – DGVXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0672AR0126
Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Administrative Shares – DAGXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$28	0.27%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0567AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Participant Shares – DPGXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$58	0.57%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0597AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Wealth Shares – DGQXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6349AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Service Shares – DGUXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$98	0.96%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6348AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
BOLD® Shares – DBLXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD®Shares*	$16	0.16%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6356AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
SPARK℠ Shares – SPKXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Shares*	$16	0.16%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4147AR0126

Dreyfus Government Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
BOLD® Future Shares – DBFXX
This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Future Shares*	$48	0.47%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6358AR0126

Dreyfus Government Securities Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Institutional Shares – DIPXX
This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$20	0.20%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)

U.S. Treasury Bills
61.7%
U.S. Government Agencies Obligations
27.4%
U.S. Treasury Floating Rate Notes
9.1%
U.S. Treasury Notes
3.4%
Net Other Assets and Liabilities
-1.6%

For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0227AR0126

Dreyfus Government Securities Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Investor Shares – DVPXX
This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$46	0.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0610AR0126

Dreyfus Government Securities Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Administrative Shares – DAPXX
This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$31	0.30%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0557AR0126

Dreyfus Government Securities Cash Management
ANNUAL
SHAREHOLDER
REPORT
January 31, 2026
Participant Shares – DGPXX
This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026. You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$61	0.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559
Portfolio Holdings (as of 1/31/26 )
Allocation of Holdings (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information and portfolio holdings, please visit
www.dreyfus.com/products/mm.html#overview .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0587AR0126

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that J. Charles Cardona , a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Cardona is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $75,450 in 2025 and $75,450 in 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $14,958 in 2025 and $15,540 in 2026. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2025 and $0 in 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $6,684 in 2025 and $6,684 in 2026. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $15,597 in 2025 and $16,265 in 2026.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,615 in

2025 and $3,053 in 2026. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2025 and $0 in 2026.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,425,815 in 2025 and $1,797,256 in 2026.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

Dreyfus Government Cash Management
ANNUAL FINANCIALS AND OTHER INFORMATION
January 31, 2026
Share Class	Ticker
Institutional Shares	DGCXX
Investor Shares	DGVXX
Administrative Shares	DAGXX
Participant Shares	DPGXX
Wealth Shares	DGQXX
Service Shares	DGUXX
BOLD® Shares	DBLXX
SPARKSM Shares	SPKXX
BOLD® Future Shares	DBFXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Government Cash Management
SCHEDULE OF INVESTMENTS
January 31, 2026

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 17.2%
Federal Farm Credit Banks:
2/2/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	71,500,000	71,500,000
2/2/2026, Bonds (3 Month SOFR +0.12%)(a)	3.80	126,400,000	126,400,000
2/2/2026, Bonds (3 Month SOFR +0.13%)(a)	3.81	170,000,000	170,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	75,000,000	75,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	53,500,000	53,500,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	64,000,000	64,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	44,000,000	44,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	48,000,000	48,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.13%)(a)	3.81	127,000,000	127,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	3.68	100,000,000	100,000,000
Federal Home Loan Banks:
2/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	225,500,000	225,500,000
2/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	667,000,000	667,000,000
2/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	360,400,000	360,400,000
2/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	215,000,000	215,000,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	350,600,000	350,600,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	268,000,000	268,000,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	426,000,000	426,000,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	360,000,000	360,000,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	366,800,000	366,800,000
2/2/2026, Bonds (3 Month SOFR +0.03%)(a)	3.71	386,000,000	386,000,000
2/2/2026, Bonds (3 Month SOFR +0.05%)(a)	3.73	150,000,000	149,978,765
2/2/2026, Bonds (3 Month SOFR +0.05%)(a)	3.73	250,000,000	249,964,985
2/2/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	261,000,000	261,000,000
2/2/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	100,000,000	100,000,000
2/2/2026, Bonds (3 Month SOFR +0.11%)(a)	3.79	250,000,000	250,000,000
2/2/2026, Bonds (3 Month SOFR +0.11%)(a)	3.79	72,000,000	72,000,000
2/2/2026, Bonds (3 Month SOFR +0.12%)(a)	3.80	292,000,000	292,000,000
2/2/2026, Bonds (3 Month SOFR +0.12%)(a)	3.80	72,000,000	72,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	126,000,000	126,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	143,000,000	143,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	250,000,000	250,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	91,000,000	91,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	182,800,000	182,800,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	190,000,000	190,000,000
2/2/2026, Bonds (3 Month SOFR +0.15%)(a)	3.83	457,000,000	457,000,000
2/2/2026, Bonds (3 Month SOFR +0.15%)(a)	3.83	271,000,000	271,000,000
2/2/2026, Bonds (3 Month SOFR +0.18%)(a)	3.86	355,500,000	355,500,000
2/2/2026, Bonds (3 Month SOFR +0.18%)(a)	3.86	300,000,000	300,000,000
2/2/2026, Bonds (3 Month SOFR FLAT)(a)	3.68	395,000,000	395,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.01%)(a)	3.69	381,000,000	381,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.02%)(a)	3.70	200,000,000	200,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.02%)(a)	3.70	359,200,000	359,200,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.71	216,000,000	216,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.71	365,200,000	365,200,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.03%)(a)	3.71	97,000,000	97,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.10%)(a)	3.78	111,000,000	111,000,000

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 17.2% (continued)
Federal Home Loan Banks (continued):
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	3.82	328,000,000	328,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	3.69	366,000,000	366,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.02%)(a)	3.70	280,800,000	280,800,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.02%)(a)	3.70	250,000,000	250,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.03%)(a)	3.71	581,000,000	581,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	3.68	470,800,000	470,800,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	3.68	907,000,000	907,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	3.68	511,400,000	511,400,000
2/2/2026, Bonds, Ser. 3 (3 Month SOFR -0.005%)(a)	3.68	480,000,000	480,000,000
2/2/2026, Bonds, Ser. 4 (3 Month SOFR +0.03%)(a)	3.71	400,000,000	400,000,000
2/2/2026, Bonds, Ser. 4 (3 Month SOFR -0.005%)(a)	3.68	723,000,000	723,000,000
2/5/2026, Notes(b)	4.01	363,000,000	362,840,683
2/13/2026, Notes(b)	3.65	210,000,000	209,748,000
2/20/2026, Notes(b)	4.05	325,000,000	324,316,462
2/25/2026, Notes(b)	3.81	195,000,000	194,512,240
4/8/2026, Notes(b)	3.71	115,000,000	114,234,675
4/17/2026, Notes(b)	3.63	250,000,000	248,151,042
4/22/2026, Notes(b)	3.67	757,000,000	750,967,084
4/24/2026, Notes(b)	3.66	231,000,000	229,117,376
5/13/2026, Bonds	4.13	700,000,000	700,000,000
6/3/2026, Bonds	4.03	710,000,000	710,000,000
6/9/2026, Bonds	4.16	682,700,000	682,700,000
6/10/2026, Bonds	3.86	716,000,000	716,000,000
6/10/2026, Notes(b)	3.70	115,000,000	113,517,736
6/26/2026, Notes(b)	3.60	250,000,000	246,475,694
6/29/2026, Notes(b)	3.60	250,000,000	246,407,917
6/30/2026, Notes(b)	3.60	46,000,000	45,334,591
7/8/2026, Notes(b)	3.60	321,800,000	316,892,291
7/17/2026, Notes(b)	3.61	359,200,000	353,402,911
7/22/2026, Notes(b)	3.64	248,900,000	244,721,841
7/24/2026, Notes(b)	3.65	266,000,000	261,471,062
11/6/2026, Bonds	3.80	1,444,000,000	1,444,000,000
11/6/2026, Bonds	3.84	715,000,000	715,000,000
12/4/2026, Bonds	3.81	725,600,000	725,600,000
12/4/2026, Bonds	3.83	726,400,000	726,400,000
Federal Home Loan Mortgage Corp.:
2/2/2026, Notes (3 Month SOFR +0.11%)(a),(c)	3.79	111,700,000	111,700,000
2/2/2026, Notes (3 Month SOFR +0.12%)(a),(c)	3.80	183,600,000	183,600,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	95,000,000	95,000,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	354,000,000	354,000,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	149,000,000	149,000,000
Federal National Mortgage Association:
2/2/2026, Notes (3 Month SOFR +0.10%)(a),(c)	3.78	264,800,000	264,800,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	165,000,000	165,000,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	161,000,000	161,000,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	175,000,000	175,000,000
2/2/2026, Notes (3 Month SOFR +0.14%)(a),(c)	3.82	204,000,000	204,000,000
U.S. International Development Finance Corp.:
2/6/2026 (3 Month U.S. T-BILL FLAT)(a),(d)	3.92	10,625,000	10,625,000
2/6/2026 (3 Month U.S. T-BILL FLAT)(a),(d)	3.92	3,750,000	3,750,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 17.2% (continued)
U.S. International Development Finance Corp. (continued):
2/6/2026 (3 Month U.S. T-BILL FLAT)(a),(d)	3.92	6,861,111	6,861,111
2/6/2026 (3 Month U.S. T-BILL FLAT)(a),(d)	3.92	1,875,000	1,875,000
2/6/2026 (3 Month U.S. T-BILL FLAT)(a),(d)	3.92	8,461,538	8,461,538
Total U.S. Government Agencies Obligations (cost $28,316,828,004)			28,316,828,004
U.S. Treasury Bills — 22.5%
2/10/2026(b)	3.83	1,270,000,000	1,268,801,438
2/12/2026(b)	4.03	1,402,000,000	1,400,299,296
2/17/2026(b)	3.76	2,452,700,000	2,448,669,230
2/19/2026(b)	4.06	2,075,200,000	2,071,055,375
2/24/2026(b)	3.80	534,000,000	532,725,743
3/10/2026(b)	3.84	346,000,000	344,659,346
3/12/2026(b)	3.80	742,000,000	739,001,702
3/17/2026(b)	3.82	848,000,000	844,113,334
3/19/2026(b)	3.93	1,260,000,000	1,253,794,025
3/24/2026(b)	3.77	3,055,500,000	3,039,499,450
4/9/2026(b)	3.77	760,000,000	754,773,627
4/14/2026(b)	3.69	1,765,000,000	1,752,256,695
4/23/2026(b)	3.70	2,902,500,000	2,878,869,763
4/28/2026(b)	3.64	893,860,000	886,268,894
4/30/2026(b)	3.72	798,000,000	790,899,574
5/5/2026(b)	3.62	920,160,000	911,745,134
5/7/2026(b)	3.79	828,000,000	819,915,498
5/14/2026(b)	4.03	651,400,000	644,146,660
5/21/2026(b)	3.80	823,000,000	813,755,196
5/26/2026(b)	3.67	556,080,000	549,775,906
5/28/2026(b)	3.77	1,200,000,000	1,185,809,337
6/4/2026(b)	3.73	2,500,000,000	2,468,951,049
6/11/2026(b)	3.68	560,000,000	552,760,444
6/25/2026(b)	3.58	928,000,000	915,063,677
7/2/2026(b)	3.60	780,000,000	768,549,168
7/9/2026(b)	4.05	829,000,000	814,719,324
7/23/2026(b)	3.63	1,700,000,000	1,671,409,771
11/27/2026(b)	3.61	1,654,000,000	1,606,468,640
12/24/2026(b)	3.54	700,000,000	678,574,553
1/21/2027(b)	3.56	1,647,000,000	1,592,097,250
Total U.S. Treasury Bills (cost $36,999,429,099)			36,999,429,099
U.S. Treasury Floating Rate Notes — 8.2%
2/2/2026 (3 Month USBMMY +0.10%)(a)	3.71	2,481,000,000	2,480,972,163
2/2/2026 (3 Month USBMMY +0.15%)(a)	3.76	2,277,000,000	2,277,001,362
2/2/2026 (3 Month USBMMY +0.16%)(a)	3.77	723,000,000	723,000,000
2/2/2026 (3 Month USBMMY +0.16%)(a)	3.77	1,980,400,000	1,979,523,971
2/2/2026 (3 Month USBMMY +0.18%)(a)	3.80	1,857,000,000	1,856,388,652
2/2/2026 (3 Month USBMMY +0.19%)(a)	3.80	1,668,000,000	1,669,002,404
2/2/2026 (3 Month USBMMY +0.21%)(a)	3.82	1,680,000,000	1,680,592,290
2/3/2026 (3 Month USBMMY +0.10%)(a)	3.71	800,000,000	799,998,534
Total U.S. Treasury Floating Rate Notes (cost $13,466,479,376)			13,466,479,376

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Notes — 5.0%
2/15/2026	1.63	188,000,000	187,812,131
2/28/2026	4.63	986,600,000	986,843,943
3/31/2026	4.50	190,200,000	190,305,071
5/31/2026	4.88	202,000,000	202,434,469
6/30/2026	0.88	254,000,000	250,701,944
6/30/2026	4.63	152,000,000	152,279,616
7/31/2026	4.38	72,400,000	72,624,191
8/31/2026	3.75	250,000,000	250,060,074
9/30/2026	0.88	660,000,000	647,958,723
9/30/2026	3.50	90,000,000	89,893,240
10/15/2026	4.63	67,000,000	67,427,707
10/31/2026	1.63	196,000,000	193,141,198
10/31/2026	4.13	476,400,000	477,931,430
11/30/2026	1.25	110,000,000	107,832,815
11/30/2026	4.25	952,000,000	956,881,365
12/31/2026	1.25	501,900,000	491,442,596
12/31/2026	4.25	1,327,500,000	1,334,911,960
1/31/2027	1.50	135,000,000	132,348,202
1/31/2027	4.13	1,393,000,000	1,400,550,432
Total U.S. Treasury Notes (cost $8,193,381,107)			8,193,381,107

Repurchase Agreements — 42.7%
ABN Amro Bank NV, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $479,146,494 (fully collateralized by: U.S. Treasuries (including strips), 1.00%-4.88%, due 10/15/2026-11/15/2035, valued at $488,580,006)	3.67	479,000,000	479,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $789,232,755 (fully collateralized by: U.S. Treasuries (including strips), 0.25%-4.88%, due 2/15/2027-11/15/2055, valued at $804,780,081)	3.54	789,000,000	789,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $666,197,025 (fully collateralized by: Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 9/1/2035-2/1/2056, valued at $679,320,000)	3.55	666,000,000	666,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 1/30/2026, due at
2/2/2026 in the amount of $100,030,583 (fully collateralized by: Federal Home Loan
Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 4/1/2028-
1/1/2056, Federal National Mortgage Association-Agency Mortgage-Backed Securities,
2.00%-6.50%, due 8/1/2030-6/1/2063, Government National Mortgage Association-
Agency Collateralized Mortgage Obligation, 1.60%-2.95%, due 6/20/2054-9/20/2055,
Government National Mortgage Association-Agency Mortgage-Backed Securities,
2.00%-7.50%, due 4/20/2030-11/15/2066, valued at $102,002,483)
	3.67	100,000,000	100,000,000
Banco Santander SA, Tri-Party Agreement thru BNY, dated 1/30/2026, due at
2/2/2026 in the amount of $300,092,250 (fully collateralized by: Federal Home Loan
Mortgage Corp-Agency Collateralized Mortgage Obligation, 3.00%-4.85%, due
9/25/2028-10/15/2033, Federal Home Loan Mortgage Corp-Agency Debentures and
Agency Strips, 4.65%-4.85%, due 9/25/2055-1/25/2056, Federal National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.01%-5.70%, due
5/25/2027-9/25/2055, Government National Mortgage Association-Agency
Collateralized Mortgage Obligation, 2.00%-6.10%, due 6/16/2054-9/16/2063,
Government National Mortgage Association-Agency Mortgage-Backed Securities,
5.40%-6.50%, due 4/20/2055-3/15/2066, valued at $323,651,916)
	3.69	300,000,000	300,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $500,150,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.38%, due 7/15/2026-2/15/2044, valued at $510,000,000)	3.60	500,000,000	500,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at
2/2/2026 in the amount of $250,076,458 (fully collateralized by: Federal Home Loan
Mortgage Corp-Agency Collateralized Mortgage Obligation, 1.53%-5.61%, due
6/27/2028-7/25/2057, Federal Home Loan Mortgage Corp-Agency Debentures and
Agency Strips, 2.50%-7.00%, due 2/25/2049-11/25/2054, Federal National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.00%-5.50%, due
3/25/2043-7/25/2055, Federal National Mortgage Association-Agency Mortgage-
Backed Securities, 0.66%, due 10/25/2035, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due
8/20/2039-7/20/2075, valued at $270,000,000)
	3.67	250,000,000	250,000,000
Bank of America Securities, Inc., Tri-Party Agreement thru BNY, dated 11/4/2025, due at
2/2/2026 in the amount of $1,009,825,000 and a maturity date of 2/4/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 0.33%-2.42%, due 8/27/2028-8/15/2056, Federal Home Loan Mortgage
Corp-Agency Debentures and Agency Strips, 0.00%-7.00%, due 1/25/2036-
12/25/2055, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities,
2.00%-7.00%, due 10/1/2027-1/1/2056, Federal National Mortgage Association-
Agency Collateralized Mortgage Obligation, 0.00%-6.00%, due 12/25/2034-
12/25/2055, Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 1.45%-6.50%, due 12/1/2028-1/1/2056, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.00%-7.00%, due
2/20/2034-11/20/2075, Government National Mortgage Association-Agency
Mortgage-Backed Securities, 4.50%, due 5/15/2039, valued at $1,069,339,434)
	3.93	1,000,000,000	1,000,000,000
Bank of Montreal, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $150,045,875 (fully collateralized by: Government National Mortgage Association-Agency Collateralized Mortgage Obligation, 0.01%-4.25%, due 12/20/2048-8/20/2074, valued at $162,000,000)	3.67	150,000,000	150,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $40,012,200 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.63%, due 2/28/2026-5/15/2050, valued at $40,812,445)	3.66	40,000,000	40,000,000
Bank of Nova Scotia, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $300,091,750 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.50%-6.50%, due 9/1/2029- 11/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-7.00%, due 7/1/2044-9/1/2063, U.S. Treasuries (including strips), 0.13%-1.38%, due 4/15/2027-7/15/2033, valued at $306,093,622)	3.67	300,000,000	300,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,500,457,500 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.63%, due 1/31/2026-2/15/2052, valued at $1,530,000,000)	3.66	1,500,000,000	1,500,000,000
Barclays Bank PLC, Tri-Party Agreement thru BNY, dated 1/2/2026, due at 2/2/2026 in the amount of $1,003,160,278 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-6.50%, due 3/1/2028-12/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%- 6.50%, due 3/1/2037-12/1/2055, Government National Mortgage Association-Agency Mortgage-Backed Securities, 3.00%-8.00%, due 4/15/2028-4/15/2060, valued at $1,020,000,001)	3.67	1,000,000,000	1,000,000,000
BMO Capital Markets Corp., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $250,076,458 (fully collateralized by: Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-5.50%, due 5/20/2052-4/20/2055, valued at $255,000,000)	3.67	250,000,000	250,000,000

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,530,467,925 (fully collateralized by: Federal Home Loan Mortgage
Corp-Agency Debentures and Agency Strips, 4.50%, due 11/15/2052, Federal Home
Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.22%-7.00%, due
3/1/2032-2/1/2056, Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 2.00%-7.00%, due 7/1/2026-2/1/2056, Government National Mortgage
Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 7/20/2035-
9/20/2075, U.S. Treasuries (including strips), 0.00%-3.00%, due 11/15/2040-
2/15/2049, valued at $1,560,600,000)
	3.67	1,530,000,000	1,530,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 12/8/2025, due at 2/2/2026 in the amount of $754,305,000 and a maturity date of 2/6/2026 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.88%, due 6/25/2026-11/15/2028, valued at $765,000,000)(d)	3.69	750,000,000	750,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 1/23/2026, due at 2/2/2026 in the amount of $1,001,019,444 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%- 7.00%, due 10/1/2035-1/1/2056, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.96%-7.50%, due 9/1/2029-1/1/2056, Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.50%, due 12/20/2038-12/20/2055, valued at $1,020,000,000)(d)	3.67	1,000,000,000	1,000,000,000
BNP Paribas SA, Tri-Party Agreement thru BNY, dated 1/2/2026, due at 2/2/2026 in the amount of $1,755,425,000 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 2.00%,
due 7/25/2052, Federal Home Loan Mortgage Corp-Agency Mortgage-Backed
Securities, 1.22%-7.00%, due 10/1/2026-1/1/2056, Federal National Mortgage
Association-Agency Debentures and Agency Strips, 4.50%, due 4/1/2042, Federal
National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due
12/1/2028-1/1/2056, Government National Mortgage Association-Agency Mortgage-
Backed Securities, 2.00%-7.50%, due 1/20/2033-4/20/2065, U.S. Treasuries
(including strips), 0.00%, due 11/15/2040, valued at $1,785,000,000)(d)
	3.60	1,750,000,000	1,750,000,000
Canadian Imperial Bank of Commerce, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,000,305,833 (fully collateralized by: Federal
Home Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 4.49%, due
10/15/2038, Federal Home Loan Mortgage Corp-Agency Debentures and Agency
Strips, 4.65%-5.10%, due 10/25/2054-8/25/2055, Federal Home Loan Mortgage
Corp-Agency Mortgage-Backed Securities, 1.50%-7.00%, due 3/1/2030-2/1/2056,
Federal National Mortgage Association-Agency Collateralized Mortgage Obligation,
2.39%-5.13%, due 10/25/2048-6/25/2055, Federal National Mortgage Association-
Agency Mortgage-Backed Securities, 2.00%-7.00%, due 2/1/2029-9/1/2061,
Government National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.00%-5.53%, due 4/20/2038-10/20/2074, Government National
Mortgage Association-Agency Mortgage-Backed Securities, 3.50%-8.00%, due
6/20/2041-7/20/2074, U.S. Treasuries (including strips), 0.00%-4.75%, due
11/15/2026-5/15/2055, valued at $1,034,083,558)
	3.67	1,000,000,000	1,000,000,000
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY, dated 12/2/2025, due at 2/2/2026 in the amount of $387,506,350 and a maturity date of 3/2/2026 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-3.75%, due 3/24/2026- 4/30/2027, valued at $392,700,044)(e)	3.78	385,000,000	385,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
Citigroup Global Markets, Inc., Tri-Party Agreement thru BNY, dated 1/14/2026, due at
2/2/2026 in the amount of $2,214,315,639 and a maturity date of 4/14/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 0.00%-13.71%, due 5/25/2029-11/25/2061, Federal Home Loan
Mortgage Corp-Agency Debentures and Agency Strips, 4.64%, due 6/15/2027, Federal
Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 4.00%-7.00%, due
10/1/2040-2/1/2056, Federal National Mortgage Association-Agency Collateralized
Mortgage Obligation, 0.00%-9.81%, due 6/25/2032-10/25/2060, Federal National
Mortgage Association-Agency Debentures and Agency Strips, 3.50%-6.50%, due
4/1/2053-9/1/2053, Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 3.86%-7.00%, due 1/1/2030-2/1/2056, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 0.31%-4.65%, due
8/20/2043-3/20/2073, valued at $2,320,463,328)(e)
	3.70	2,210,000,000	2,210,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,820,555,100 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.88%, due 7/15/2026-2/15/2055, valued at $1,856,400,002)	3.66	1,820,000,000	1,820,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $250,076,458 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 5.20%-5.75%, due 11/25/2054-5/25/2055, Federal National Mortgage Association-Agency Mortgage- Backed Securities, 1.21%-3.76%, due 12/25/2030-9/25/2032, valued at $270,000,000)	3.67	250,000,000	250,000,000
Credit Agricole CIB, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,100,336,417 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.50%-6.32%, due 12/1/2033- 1/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 3.22%-6.74%, due 2/1/2028-1/1/2056, Government National Mortgage Association- Agency Mortgage-Backed Securities, 2.50%-8.00%, due 3/15/2028-3/20/2075, U.S. Treasuries (including strips), 0.00%-6.75%, due 2/15/2026-5/15/2055, valued at $1,122,000,000)	3.67	1,100,000,000	1,100,000,000
Daiwa Capital Markets America, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $600,183,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.88%, due 1/31/2026-11/15/2055, valued at $612,000,022)	3.66	600,000,000	600,000,000
Daiwa Capital Markets America, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,125,649,896 (fully collateralized by: Federal
Farm Credit Bank-Agency Debentures and Agency Strips, 3.74%, due 7/13/2028,
Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 2.00%-
5.63%, due 7/25/2035-12/25/2055, Federal Home Loan Mortgage Corp-Agency
Mortgage-Backed Securities, 2.00%-7.00%, due 1/1/2032-2/1/2056, Federal National
Mortgage Association-Agency Collateralized Mortgage Obligation, 3.00%-8.00%, due
1/25/2050-10/25/2055, Federal National Mortgage Association-Agency Mortgage-
Backed Securities, 2.00%-8.00%, due 12/1/2027-2/1/2056, Government National
Mortgage Association-Agency Collateralized Mortgage Obligation, 1.45%-4.80%, due
6/20/2051-8/20/2065, Government National Mortgage Association-Agency
Mortgage-Backed Securities, 2.00%-7.00%, due 7/20/2051-12/20/2065,
U.S. Treasuries (including strips), 0.00%-4.25%, due 2/24/2026-2/15/2055, valued at
$2,211,287,753)
	3.67	2,125,000,000	2,125,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru State Street Corp., dated 1/30/2026, due at 2/2/2026 in the amount of $1,000,305,000 (fully collateralized by: U.S. Treasuries (including strips), 2.75%, due 4/30/2027, valued at $1,020,000,101)	3.66	1,000,000,000	1,000,000,000
Fixed Income Clearing Corp., Tri-Party Agreement thru Northern Trust Company, dated 1/30/2026, due at 2/2/2026 in the amount of $2,000,610,000 (fully collateralized by: U.S. Treasuries (including strips), 1.12%-4.88%, due 8/15/2028-12/15/2028, valued at $2,040,000,000)	3.66	2,000,000,000	2,000,000,000

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
Goldman Sachs & Co. LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,750,536,667 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 1/1/2033- 1/1/2056, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-6.50%, due 1/1/2029-1/1/2056, Government National Mortgage Association- Agency Mortgage-Backed Securities, 2.00%-6.50%, due 5/20/2033-6/15/2066, U.S. Treasuries (including strips), 3.25%-4.88%, due 6/30/2027-8/15/2045, valued at $1,785,000,001)	3.68	1,750,000,000	1,750,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $130,039,867 (fully collateralized by: Government National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-8.00%, due 3/20/2037-5/20/2065, U.S. Treasuries (including strips), 0.00%, due 11/15/2052, valued at $132,600,001)	3.68	130,000,000	130,000,000
HSBC Securities USA, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,050,628,667 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 2.00%-6.50%, due 8/1/2034- 1/1/2056, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.27%-8.00%, due 7/1/2027-1/1/2056, valued at $2,091,000,000)	3.68	2,050,000,000	2,050,000,000
ING Financial Markets LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $600,183,500 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.00%-7.00%, due 12/1/2032- 12/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.00%-7.00%, due 8/1/2030-2/1/2057, valued at $612,000,000)	3.67	600,000,000	600,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,145,654,225 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.13%, due 5/15/2027-4/30/2032, valued at $2,187,900,001)	3.66	2,145,000,000	2,145,000,000
J.P. Morgan Securities LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $875,267,604 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 3.50%-7.00%, due 10/1/2037- 12/1/2055, valued at $892,500,000)	3.67	875,000,000	875,000,000
J.P. Morgan Securities LLC, (1 Month SOFR +0.02%), Tri-Party Agreement thru BNY, dated 1/2/2026, due at interest rate reset date of 2/2/2026 in the amount of
$353,119,751 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home
Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 0.31%-6.05%, due
1/25/2027-1/25/2056, Federal Home Loan Mortgage Corp-Agency Debentures and
Agency Strips, 2.38%-7.00%, due 11/15/2036-1/25/2056, Federal National Mortgage
Association-Agency Collateralized Mortgage Obligation, 1.25%-8.75%, due
8/25/2033-10/25/2054, Federal National Mortgage Association-Agency Debentures
and Agency Strips, 1.50%-6.50%, due 4/1/2032-5/1/2055, Government National
Mortgage Association-Agency Collateralized Mortgage Obligation, 2.50%-7.69%, due
10/20/2034-10/16/2056, valued at $379,094,783)(a),(d),(f)
	3.70	352,000,000	352,000,000
J.P. Morgan Securities LLC, (1 Month SOFR FLAT), Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,200,669,167 and a maturity date of 2/6/2026 (fully collateralized by: U.S. Treasuries (including strips), 1.75%-4.13%, due 4/30/2027-3/31/2032, valued at $2,244,000,066)(a),(d)	3.68	2,200,000,000	2,200,000,000
J.P. Morgan Securities LLC, (1 Month SOFR +0.01%), Tri-Party Agreement thru BNY, dated 1/2/2026, due at interest rate reset date of 2/2/2026 in the amount of $842,664,900 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 6.00%, due 10/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%- 7.00%, due 1/1/2029-1/1/2056, valued at $856,800,001)(a),(d),(f)	3.69	840,000,000	840,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
J.P. Morgan Securities LLC, (1 Month SOFR +0.02%), Tri-Party Agreement thru BNY, dated 1/2/2026, due at interest rate reset date of 2/2/2026 in the amount of $3,009,543,333 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 5.00%-6.00%, due 1/1/2055-9/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-8.00%, due 10/1/2028-8/1/2058, valued at $3,060,000,000)(a),(d),(f)	3.70	3,000,000,000	3,000,000,000
J.P. Morgan Securities LLC, (1 Month SOFR +0.12%), Tri-Party Agreement thru BNY, dated 1/15/2026, due at interest rate reset date of 2/2/2026 in the amount of
$495,932,800 and a maturity date of 4/30/2026 (fully collateralized by: Federal Home
Loan Mortgage Corp-Agency Collateralized Mortgage Obligation, 2.00%-4.12%, due
7/25/2029-7/25/2056, Federal Home Loan Mortgage Corp-Agency Debentures and
Agency Strips, 0.00%-7.00%, due 12/15/2032-4/25/2054, Federal National Mortgage
Association-Agency Collateralized Mortgage Obligation, 2.50%-4.55%, due
1/25/2042-9/25/2055, Federal National Mortgage Association-Agency Debentures
and Agency Strips, 1.65%-6.50%, due 5/1/2033-5/1/2055, Government National
Mortgage Association-Agency Collateralized Mortgage Obligation, 0.25%-5.05%, due
4/20/2036-2/16/2066, valued at $529,544,159)(a),(e),(f)
	3.80	495,000,000	495,000,000
Mizuho Securities USA, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,000,305,000 (fully collateralized by: U.S. Treasuries (including strips), 1.38%-4.88%, due 5/15/2038-2/15/2054, valued at $1,020,000,047)	3.66	1,000,000,000	1,000,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,205,367,525 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-4.75%, due 3/5/2026-8/15/2055, valued at $1,229,100,004)	3.66	1,205,000,000	1,205,000,000
Nomura Securities International, Inc., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $3,751,146,875 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-9.00%, due 2/25/2026-2/1/2056, Federal National Mortgage Association-Agency Mortgage- Backed Securities, 1.69%-7.00%, due 3/1/2026-6/1/2063, Government National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-9.00%, due 2/15/2026-5/15/2068, U.S. Treasuries (including strips), 0.00%-4.88%, due 2/5/2026-2/15/2055, valued at $3,825,000,400)	3.67	3,750,000,000	3,750,000,000
Royal Bank Of Canada, Tri-Party Agreement thru BNY, dated 11/10/2025, due at
2/2/2026 in the amount of $2,017,966,667 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 2.81%-16.37%, due 12/15/2035-9/15/2041, Federal Home Loan
Mortgage Corp-Agency Mortgage-Backed Securities, 3.50%-6.00%, due 3/1/2048-
11/1/2053, Federal National Mortgage Association-Agency Mortgage-Backed
Securities, 2.00%-6.50%, due 8/1/2031-10/1/2055, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 3.00%-4.85%, due
3/20/2051-9/20/2055, U.S. Treasuries (including strips), 0.13%-5.00%, due
2/28/2026-8/15/2051, valued at $2,043,797,832)(d)
	3.85	2,000,000,000	2,000,000,000
Royal Bank Of Canada, Tri-Party Agreement thru BNY, dated 12/10/2025, due at 2/2/2026 in the amount of $502,775,000 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 4.45%, due 2/25/2056, U.S. Treasuries (including strips), 0.00%-4.63%, due 3/12/2026-11/15/2054, valued at $514,634,202)(d)	3.70	500,000,000	500,000,000

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
Royal Bank Of Canada, Tri-Party Agreement thru BNY, dated 1/21/2026, due at
2/2/2026 in the amount of $1,001,216,667 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 0.00%-6.50%, due 4/15/2031-11/15/2050, Federal Home Loan Mortgage
Corp-Agency Debentures and Agency Strips, 0.00%-7.00%, due 4/25/2037-
10/25/2055, Federal National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.00%-6.50%, due 5/25/2030-7/25/2057, Government National Mortgage
Association-Agency Collateralized Mortgage Obligation, 1.70%-7.00%, due
2/20/2040-9/20/2055, U.S. Treasuries (including strips), 0.00%-6.75%, due
2/15/2026-11/15/2055, valued at $1,040,046,741)(d)
	3.65	1,000,000,000	1,000,000,000
Royal Bank Of Canada, Tri-Party Agreement thru BNY, dated 12/19/2025, due at
2/2/2026 in the amount of $4,269,337,500 and a maturity date of 2/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Collateralized Mortgage
Obligation, 0.68%-6.50%, due 5/15/2036-10/15/2058, Federal Home Loan Mortgage
Corp-Agency Debentures and Agency Strips, 0.00%-6.00%, due 9/25/2033-
1/25/2061, Federal National Mortgage Association-Agency Collateralized Mortgage
Obligation, 0.00%-6.50%, due 4/25/2033-3/25/2062, Federal National Mortgage
Association-Agency Debentures and Agency Strips, 2.00%-4.00%, due 10/1/2039-
4/1/2052, Federal National Mortgage Association-Agency Mortgage-Backed Securities,
7.00%, due 9/1/2053, Government National Mortgage Association-Agency
Collateralized Mortgage Obligation, 0.00%-7.00%, due 12/20/2035-6/20/2065,
Government National Mortgage Association-Agency Mortgage-Backed Securities,
2.50%-7.25%, due 8/20/2029-4/20/2065, U.S. Treasuries (including strips), 0.00%-
4.75%, due 5/28/2026-11/15/2053, valued at $4,460,033,158)(d)
	3.64	4,250,000,000	4,250,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,000,610,000 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-4.63%, due 1/15/2028-11/15/2044, valued at $2,040,000,000)	3.66	2,000,000,000	2,000,000,000
Societe Generale, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $500,152,500 (fully collateralized by: U.S. Treasuries (including strips), 4.13%-4.50%, due 1/15/2028-12/31/2031, valued at $510,000,018)	3.66	500,000,000	500,000,000
Societe Generale, (1 Month SOFR FLAT), Agreement thru BNY, dated 1/30/2026, due at interest rate reset date of 2/2/2026 in the amount of $1,000,304,167 and a maturity date of 2/6/2026 (fully collateralized by: U.S. Treasuries (including strips), 3.38%- 4.25%, due 9/15/2028-3/31/2032, valued at $1,020,000,003)(a),(d),(f)	3.68	1,000,000,000	1,000,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $200,061,000 (fully collateralized by: U.S. Treasuries (including strips), 0.50%-5.38%, due 3/15/2026-11/15/2053, valued at $204,000,003)	3.66	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $500,152,500 (fully collateralized by: Government National Mortgage Association-Agency Mortgage-Backed Securities, 5.00%-6.00%, due 7/20/2053-3/20/2055, U.S. Treasuries (including strips), 0.50%-4.88%, due 3/15/2026-8/15/2055, valued at $510,000,001)	3.66	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,350,716,750 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.50%, due 2/3/2026-8/15/2055, valued at $2,397,000,044)	3.66	2,350,000,000	2,350,000,000
Sumitomo Mitsui Banking Corp., Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $1,700,519,917 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-7.00%, due 6/1/2028- 1/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 11/1/2028-9/1/2064, Government National Mortgage Association- Agency Mortgage-Backed Securities, 1.50%-7.50%, due 8/15/2026-7/15/2066, U.S. Treasuries (including strips), 0.00%-5.00%, due 3/3/2026-2/15/2055, valued at $1,734,000,010)	3.67	1,700,000,000	1,700,000,000

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
Repurchase Agreements — 42.7% (continued)
TD Securities (USA) LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $300,091,750 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Debentures and Agency Strips, 0.00%-4.00%, due 2/15/2045- 9/25/2053, Federal National Mortgage Association-Agency Debentures and Agency Strips, 3.00%-6.50%, due 11/1/2040-5/1/2053, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 6.00%, due 9/1/2054-11/1/2055, valued at $306,000,000)	3.67	300,000,000	300,000,000
UBS Securities LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $300,092,000 (fully collateralized by: U.S. Treasuries (including strips), 0.00%-5.38%, due 1/31/2026-2/15/2055, valued at $306,000,021)	3.68	300,000,000	300,000,000
Wells Fargo Securities LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $2,000,610,000 (fully collateralized by: U.S. Treasuries (including strips), 0.13%-2.38%, due 10/15/2027-2/15/2054, valued at $2,040,000,053)	3.66	2,000,000,000	2,000,000,000
Wells Fargo Securities LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $5,001,529,167 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.50%-7.50%, due 5/1/2027- 2/1/2056, valued at $5,100,000,001)	3.67	5,000,000,000	5,000,000,000
Wells Fargo Securities LLC, Tri-Party Agreement thru BNY, dated 1/30/2026, due at 2/2/2026 in the amount of $500,152,917 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 6.00%, due 10/1/2055- 11/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 2.50%-6.00%, due 12/1/2051-10/1/2055, valued at $510,000,000)	3.67	500,000,000	500,000,000
Wells Fargo Securities LLC, Tri-Party Agreement thru BNY, dated 12/8/2025, due at 2/2/2026 in the amount of $754,433,334 and a maturity date of 3/6/2026 (fully collateralized by: Federal Home Loan Mortgage Corp-Agency Mortgage-Backed Securities, 1.95%-7.32%, due 10/1/2027-10/1/2055, Federal National Mortgage Association-Agency Mortgage-Backed Securities, 1.96%-5.81%, due 3/1/2026- 9/1/2039, valued at $765,000,001)(e)	3.80	750,000,000	750,000,000
Total Repurchase Agreements (cost $70,086,000,000)			70,086,000,000
Total Investments (cost $157,062,117,586)		95.6%	157,062,117,586
Cash and Receivables (Net)		4.4%	7,306,399,508
Net Assets		100.0%	164,368,517,094

SOFR—Secured Overnight Financing Rate
U.S. T-BILL—U.S. Treasury Bill
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)	The securities have a put feature of which the fund may demand payment of the term repurchase agreement or bond holder upon one to seven business days notice depending on the timing of the demand.
(e)
Illiquid security; investment has put feature or term repurchase agreement date of more than seven business days. The interest rate shown is the current rate as of
January 31, 2026. At January 31, 2026, the value of these securities amounted to $3,840,000,000 or 2.3% of net assets.

(f)
Evergreen Repurchase agreement—Either party may terminate the agreement on demand specified in the agreement. Interest rate, principal amount and collateral are redetermined periodically. The maturity date shown reflects early termination date and the amount due represents the receivable of the fund as of the next interest payment date.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	86,976,117,586	86,976,117,586
Repurchase agreements, at value and amortized cost—See Schedule of Investments—Note 1(b)	70,086,000,000	70,086,000,000
Cash		5,481,746,943
Receivable for investment securities sold		2,111,000,000
Interest receivable		507,290,320
Receivable for shares of Beneficial Interest subscribed		132,861,847
Prepaid expenses		1,299,289
		165,296,315,985
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		34,738,392
Payable for investment securities purchased		800,163,499
Payable for shares of Beneficial Interest redeemed		91,507,777
Trustees’ fees and expenses payable		53,460
Other accrued expenses		1,335,763
		927,798,891
Net Assets ($)		164,368,517,094
Composition of Net Assets ($):
Paid-in capital		164,370,332,779
Total distributable earnings (loss)		(1,815,685)
Net Assets ($)		164,368,517,094

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	114,350,668,641	16,221,304,477	3,838,143,246	4,727,362,398
Shares Outstanding	114,351,770,085	16,221,530,828	3,838,251,036	4,727,390,856
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00

Net Asset Value Per Share	Wealth Shares	Service Shares	BOLD® Shares	SPARKSM Shares	BOLD® Future Shares
Net Assets ($)	11,251,517,344	6,529,222,156	5,372,086,836	2,072,632,050	5,579,946
Shares Outstanding	11,251,723,720	6,529,320,465	5,372,188,235	2,072,657,151	5,579,887
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00	1.00
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended January 31, 2026

Investment Income ($):
Interest Income	6,178,241,576
Expenses:
Management fee—Note 2(a)	293,931,060
Shareholder servicing costs—Note 2(b)	88,196,220
Administrative services fees—Note 2(c)	40,529,444
Registration fees	2,983,498
Custodian fees—Note 2(c)	1,433,653
Trustees’ fees and expenses—Note 2(d)	603,185
Professional fees	109,200
Prospectus and shareholders’ reports	92,327
Chief Compliance Officer fees—Note 2(c)	25,290
Shareholder and regulatory reports service fees—Note 2(c)	11,500
Miscellaneous	982,971
Total Expenses	428,898,348
Less—reduction in expenses due to undertaking—Note 2(a)	(58,796,481)
Less—reduction in fees due to earnings credits—Note 2(c)	(3,433)
Net Expenses	370,098,434
Net Investment Income, representing net increase in net assets resulting from operations	5,808,143,142
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2026	2025(a),(b)
Operations ($):
Net investment income	5,808,143,142	6,007,027,856
Net realized gain (loss) on investments	-	(246,525)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,808,143,142	6,006,781,331
Distributions ($):
Distributions to shareholders:
Institutional Shares	(4,088,837,809)	(4,178,389,923)
Investor Shares	(523,357,985)	(519,888,638)
Administrative Shares	(143,377,029)	(146,851,484)
Participant Shares	(111,384,743)	(128,975,749)
Wealth Shares	(375,049,879)	(378,359,355)
Service Shares	(213,249,869)	(281,724,631)
BOLD® Shares	(225,667,265)	(298,288,077)
SPARKSM Shares	(127,175,872)	(74,548,798)
BOLD® Future Shares	(42,691)	(1,201)
Total Distributions	(5,808,143,142)	(6,007,027,856)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	657,056,144,950	564,286,732,003
Investor Shares	26,169,459,591	24,990,998,948
Administrative Shares	10,251,153,076	10,219,613,787
Participant Shares	20,704,803,717	18,545,574,879
Wealth Shares	11,047,690,959	12,729,329,479
Service Shares	11,504,557,289	12,553,447,588
BOLD® Shares	38,186,409,176	43,035,439,419
SPARKSM Shares	10,753,272,110	8,464,676,893
BOLD® Future Shares	5,695,000	40,000
Distributions reinvested:
Institutional Shares	799,155,287	928,254,592
Investor Shares	468,428,584	455,153,587
Administrative Shares	106,238,057	109,343,069
Participant Shares	44,853,658	87,397,603
Wealth Shares	370,925,212	374,752,965
Service Shares	203,938,667	270,553,714
BOLD® Shares	10,613,988	9,606,883
BOLD® Future Shares	41,237	-
Cost of shares redeemed:
Institutional Shares	(636,898,927,924)	(559,132,517,136)
Investor Shares	(22,882,298,068)	(24,271,468,181)
Administrative Shares	(9,895,545,380)	(9,703,666,736)
Participant Shares	(19,645,231,122)	(17,968,399,326)
Wealth Shares	(9,898,331,886)	(10,858,603,348)
Service Shares	(12,385,546,675)	(12,170,341,986)
BOLD® Shares	(38,841,023,075)	(42,832,247,239)
SPARKSM Shares	(11,518,883,760)	(6,603,463,438)
BOLD® Future Shares	(196,350)	-
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	25,717,396,318	13,520,208,019
Total Increase (Decrease) in Net Assets	25,717,396,318	13,519,961,494

	Year Ended January 31,
	2026	2025(a),(b)
Net Assets ($):
Beginning of Period	138,651,120,776	125,131,159,282
End of Period	164,368,517,094	138,651,120,776

(a)	On June 4, 2024, the fund commenced offering BOLD® Future shares.
(b)	During the period ended January 31, 2025, 17,854 Service shares representing $17,910 were exchanged for 17,910 Wealth shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended January 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.041	.050	.050	.019	.000 (a)
Distributions:
Dividends from net investment income	(.041 )	(.050 )	(.050 )	(.019 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.14	5.07	5.12	1.90	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.21	.21	.21	.21
Ratio of net expenses to average net assets(b)	.16 (c)	.17 (c)	.17 (c)	.14 (c)	.04
Ratio of net investment income to average net assets(b)	4.03 (c)	4.94 (c)	4.97 (c)	1.92 (c)	.03
Net Assets, end of period ($ x 1,000)	114,350,669	93,394,107	87,311,731	123,699,383	107,504,150

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended January 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.048	.017	.000 (a)
Distributions:
Dividends from net investment income	(.038 )	(.047 )	(.048 )	(.017 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.88	4.81	4.86	1.69	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.45
Ratio of net expenses to average net assets(b)	.42 (c)	.42 (c)	.43 (c)	.37 (c)	.03
Ratio of net investment income to average net assets(b)	3.79 (c)	4.71 (c)	4.79 (c)	1.89 (c)	.03
Net Assets, end of period ($ x 1,000)	16,221,304	12,465,794	11,291,168	7,060,619	3,717,395

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Administrative Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.049	.049	.018	.000 (a)
Distributions:
Dividends from net investment income	(.040 )	(.049 )	(.049 )	(.018 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.03	4.97	5.02	1.82	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.30	.31
Ratio of net expenses to average net assets(b)	.27 (c)	.27 (c)	.27 (c)	.23 (c)	.04
Ratio of net investment income to average net assets(b)	3.96 (c)	4.84 (c)	4.90 (c)	1.74 (c)	.03
Net Assets, end of period ($ x 1,000)	3,838,143	3,376,318	2,751,013	2,872,019	5,310,286

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended January 31,
Participant Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.037	.046	.046	.016	.000 (a)
Distributions:
Dividends from net investment income	(.037 )	(.046 )	(.046 )	(.016 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.72	4.66	4.71	1.58	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.60	.61
Ratio of net expenses to average net assets(b)	.57 (c)	.57 (c)	.58 (c)	.46 (c)	.04
Ratio of net investment income to average net assets(b)	3.66 (c)	4.59 (c)	4.64 (c)	1.52 (c)	.03
Net Assets, end of period ($ x 1,000)	4,727,362	3,622,940	2,958,453	1,931,271	1,982,627

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Wealth Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.038	.047	.048	.017	.000 (a)
Distributions:
Dividends from net investment income	(.038 )	(.047 )	(.048 )	(.017 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.88	4.81	4.86	1.69	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.48	.46	.47
Ratio of net expenses to average net assets(b)	.42 (c)	.42 (c)	.44 (c)	.35 (c)	.05
Ratio of net investment income to average net assets(b)	3.80 (c)	4.69 (c)	4.83 (c)	1.52 (c)	.03
Net Assets, end of period ($ x 1,000)	11,251,517	9,731,250	7,485,846	1,980,525	2,644,768

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

	Year Ended January 31,
Service Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.033	.042	.042	.013	.000 (a)
Distributions:
Dividends from net investment income	(.033 )	(.042 )	(.042 )	(.013 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.31	4.24	4.29	1.29	.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.00	1.01	1.01	1.01	1.02
Ratio of net expenses to average net assets(b)	.96 (c)	.97 (c)	.98 (c)	.77 (c)	.05
Ratio of net investment income to average net assets(b)	3.25 (c)	4.15 (c)	4.22 (c)	1.32 (c)	.03
Net Assets, end of period ($ x 1,000)	6,529,222	7,206,318	6,552,644	4,860,265	3,654,871

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
BOLD® Shares	2026	2025	2024	2023(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.041	.050	.050	.019
Distributions:
Dividends from net investment income	(.041 )	(.050 )	(.050 )	(.019 )
Net asset value, end of period	1.00	1.00	1.00	1.00
Total Return (%)	4.14	5.08	5.12	1.90 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.21	.21	.22 (c)
Ratio of net expenses to average net assets(d),(e)	.16	.17	.18	.16 (c)
Ratio of net investment income to average net assets(d),(e)	4.06	4.96	5.04	2.51 (c)
Net Assets, end of period ($ x 1,000)	5,372,087	6,016,121	5,803,269	3,568,061

(a)	On February 23, 2022, the fund commenced offering BOLD® Shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Year Ended January 31,
SPARKSM Shares	2026	2025	2024(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00
Investment Operations:
Net investment income	.041	.050	.024
Distributions:
Dividends from net investment income	(.041 )	(.050 )	(.024 )
Net asset value, end of period	1.00	1.00	1.00
Total Return (%)	4.14	5.08	2.46 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.20	.22	.24 (c)
Ratio of net expenses to average net assets(d),(e)	.16	.18	.18 (c)
Ratio of net investment income to average net assets(d),(e)	4.06	4.80	5.22 (c)
Net Assets, end of period ($ x 1,000)	2,072,632	2,838,233	977,036

(a)	On August 15, 2023, the fund commenced offering SPARKSM shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
BOLD® Future Shares	2026	2025(a)
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00
Investment Operations:
Net investment income	.038	.030
Distributions:
Dividends from net investment income	(.038 )	(.030 )
Net asset value, end of period	1.00	1.00
Total Return (%)	3.82	3.04 (b)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.57	.66 (c)
Ratio of net expenses to average net assets(d),(e)	.47	.47 (c)
Ratio of net investment income to average net assets(d),(e)	3.75	4.54 (c)
Net Assets, end of period ($ x 1,000)	5,580	40

(a)	On June 4, 2024, the fund commenced offering BOLD® Future shares.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Dreyfus Government Cash Management (the “fund”) is a separate diversified series of Dreyfus Government Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative, Participant, Wealth, Service, BOLD®, SPARKSM and BOLD® Future. Institutional, Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares of the fund are subject to a Shareholder Services Plan. Participant, Service and BOLD® Future shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

NOTES TO FINANCIAL STATEMENTS (continued)
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Money market securities are valued using amortized cost, in accordance with rules under the Act, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. The Board oversees this fund has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the fund price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the Board of the deviation of the fund NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the fund $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share. These securities are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	28,316,828,004	—	28,316,828,004
U.S. Treasury Bills	—	36,999,429,099	—	36,999,429,099
U.S. Treasury Floating Rate Notes	—	13,466,479,376	—	13,466,479,376
U.S. Treasury Notes	—	8,193,381,107	—	8,193,381,107
Repurchase Agreements	—	70,086,000,000	—	70,086,000,000
	—	157,062,117,586	—	157,062,117,586

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The collateral is held on behalf of the fund by the tri-party administrator with respect to any tri-party agreement. The fund may also jointly enter into one or more repurchase agreements with other funds managed by the Adviser in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a Repurchase Agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and

NOTES TO FINANCIAL STATEMENTS (continued)
Liabilities. As of January 31, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the Repurchase Agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of Repurchase Agreements, at value, as disclosed in the Statement of Assets and Liabilities	70,086,000,000	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(70,086,000,000)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the repurchase agreement by the fund. See Schedule of Investments for detailed information regarding collateral received for open repurchase agreements.

(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
Repurchase Agreement Counterparty Risk: The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended January 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended January 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.

NOTES TO FINANCIAL STATEMENTS (continued)
At January 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $47,136 and accumulated capital losses $1,815,685.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2026. The fund has $1,815,685 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended January 31, 2026 and January 31, 2025 were as follows: ordinary income $5,808,143,142 and $6,007,027,856, respectively.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly.
The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of a portion of its management fee in the amount of .03% of the value of the fund’s average daily net assets. On or after May 30, 2026, the Adviser may terminate this waiver agreement at any time.
In addition, the Adviser has voluntarily agreed, from February 1, 2025 through January 31, 2026, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. The Adviser may terminate this waiver agreement at any time.
The Adviser has also contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of the fund’s Wealth, Service, BOLD® shares, SPARKSM shares and BOLD® Future shares (excluding taxes, brokerage commissions and extraordinary expenses) do not exceed .62%, 1.01%, .18%, .18% and .47%, respectively, of the value of applicable share class’ average daily net assets. To the extent that it is necessary for the Adviser, to waive receipt of its management fee or reimburse the fund’s common expenses, the amount of the waiver or reimbursement will be applied equally to each share class of the fund. On or after May 30, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to these undertakings amounted to $58,796,481 during the period ended January 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Compensation Shareholder Services Plan, with respect to Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares (the “Compensation Shareholder Services Plan”), Investor, Administrative, Participant, Wealth, Service and BOLD® Future shares pay the Distributor at an annual rate of .25%, .10%, .25%, .25%, .25% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2026, Investor, Administrative, Participant, Wealth, Service and BOLD®

NOTES TO FINANCIAL STATEMENTS (continued)
Future shares were charged $34,519,316, $3,632,578, $7,614,979, $24,677,844, $16,345,377 and $3,133, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
Under the Reimbursement Shareholder Services Plan with respect to Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended January 31, 2026, Institutional shares were charged $1,100,354 pursuant to the Reimbursement Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Participant, Service and BOLD® Future shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .15%, .55% and .05%, respectively, of the value of the fund’s Participant, Service and BOLD® Future shares average daily net assets for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended January 31, 2026, Participant, Service and BOLD® Future shares were charged $4,568,987, $35,959,830 and $627, respectively, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2026, the fund was charged $86,818 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $3,433.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2026, the fund was charged $1,433,653 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege. During the period ended January 31, 2026, the fund was charged $4,326 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended January 31, 2026, the fund was charged $25,290 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended January 31, 2026, the Custodian was compensated $11,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $28,165,506, Administrative Services Plan fees of $3,518,688, Shareholder Services Plans fees of $8,167,826, Custodian fees of $499,927, Chief Compliance Officer fees of $3,917, Transfer Agent fees of $14,506, Checkwriting fees of $377 and Shareholder and regulatory reports service fees of $6,708, which are offset against an expense reimbursement currently in effect in the amount of $5,639,063.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual

NOTES TO FINANCIAL STATEMENTS (continued)
retainer fees and attendance fees are allocated to each fund based on net assets.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Dreyfus Government Cash Management
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Dreyfus Government Cash Management (the “Fund”) (one of the funds constituting Dreyfus Government Cash Management Funds (the “Trust”)), including the schedule of investments, as of January 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Government Cash Management Funds) at January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
March 20, 2026

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended January 31, 2026 as qualifying interest related dividends.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $628,475.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0289NCSRAR0126

Dreyfus Government Securities Cash Management
ANNUAL FINANCIALS AND OTHER INFORMATION
January 31, 2026
Share Class	Ticker
Institutional Shares	DIPXX
Investor Shares	DVPXX
Administrative Shares	DAPXX
Participant Shares	DGPXX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Dreyfus Government Securities Cash Management
SCHEDULE OF INVESTMENTS
January 31, 2026

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 27.4%
Federal Farm Credit Banks:
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	50,000,000	50,000,000
2/2/2026, Bonds (3 Month SOFR +0.03%)(a)	3.71	50,000,000	50,000,000
2/2/2026, Bonds (3 Month SOFR +0.03%)(a)	3.71	30,000,000	30,000,000
2/2/2026, Bonds (3 Month SOFR +0.09%)(a)	3.77	8,800,000	8,800,000
2/2/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	2,500,000	2,500,000
2/2/2026, Bonds (3 Month SOFR +0.12%)(a)	3.80	4,000,000	4,000,000
2/2/2026, Bonds (3 Month SOFR +0.13%)(a)	3.81	5,000,000	5,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	2,000,000	2,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	15,000,000	15,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	4,000,000	4,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	11,900,000	11,900,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	10,000,000	10,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	2,000,000	2,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.02%)(a)	3.70	20,000,000	20,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.13%)(a)	3.81	3,800,000	3,800,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR FLAT)(a)	3.68	50,000,000	50,000,000
Federal Home Loan Banks:
2/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	10,700,000	10,700,000
2/2/2026, Bonds (3 Month SOFR +0.01%)(a)	3.69	6,600,000	6,600,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	11,000,000	11,000,000
2/2/2026, Bonds (3 Month SOFR +0.02%)(a)	3.70	10,500,000	10,500,000
2/2/2026, Bonds (3 Month SOFR +0.05%)(a)	3.73	13,000,000	12,998,160
2/2/2026, Bonds (3 Month SOFR +0.10%)(a)	3.78	11,200,000	11,200,000
2/2/2026, Bonds (3 Month SOFR +0.11%)(a)	3.79	2,100,000	2,100,000
2/2/2026, Bonds (3 Month SOFR +0.12%)(a)	3.80	9,000,000	9,000,000
2/2/2026, Bonds (3 Month SOFR +0.12%)(a)	3.80	2,500,000	2,500,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	5,000,000	5,000,000
2/2/2026, Bonds (3 Month SOFR +0.14%)(a)	3.82	5,500,000	5,500,000
2/2/2026, Bonds (3 Month SOFR +0.15%)(a)	3.83	14,000,000	14,000,000
2/2/2026, Bonds (3 Month SOFR +0.15%)(a)	3.83	8,000,000	8,000,000
2/2/2026, Bonds (3 Month SOFR +0.18%)(a)	3.86	21,000,000	21,000,000
2/2/2026, Bonds (3 Month SOFR FLAT)(a)	3.68	11,500,000	11,500,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.01%)(a)	3.69	52,000,000	52,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.02%)(a)	3.70	10,000,000	10,000,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.10%)(a)	3.78	3,400,000	3,400,000
2/2/2026, Bonds, Ser. 1 (3 Month SOFR +0.14%)(a)	3.82	10,000,000	10,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.01%)(a)	3.69	35,000,000	35,000,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR +0.02%)(a)	3.70	16,800,000	16,800,000
2/2/2026, Bonds, Ser. 2 (3 Month SOFR FLAT)(a)	3.68	52,000,000	52,000,000
2/2/2026, Bonds, Ser. 4 (3 Month SOFR -0.005%)(a)	3.68	20,000,000	20,000,000
2/2/2026, Notes(b)	3.62	60,000,000	59,994,050
2/5/2026, Notes(b)	4.01	11,000,000	10,995,172
2/6/2026, Notes(b)	3.65	50,000,000	49,975,000
2/12/2026, Notes(b)	3.64	50,000,000	49,945,153
2/13/2026, Notes(b)	3.70	66,000,000	65,919,733
2/25/2026, Notes(b)	3.70	50,000,000	49,878,700
3/6/2026, Notes(b)	3.64	50,000,000	49,835,917
3

SCHEDULE OF INVESTMENTS (continued)

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — 27.4% (continued)
Federal Home Loan Banks (continued):
3/11/2026, Notes(b)	3.65	50,000,000	49,810,845
4/17/2026, Notes(b)	3.63	50,000,000	49,630,208
5/13/2026, Bonds	4.13	22,000,000	22,000,000
6/3/2026, Bonds	4.03	22,100,000	22,100,000
6/9/2026, Bonds	4.16	23,000,000	23,000,000
6/10/2026, Bonds	3.86	21,000,000	21,000,000
6/30/2026, Notes(b)	3.60	16,000,000	15,768,553
7/17/2026, Notes(b)	3.61	25,000,000	24,596,528
11/6/2026, Bonds	3.80	45,700,000	45,700,000
11/6/2026, Bonds	3.84	23,200,000	23,200,000
12/4/2026, Bonds	3.81	22,000,000	22,000,000
12/4/2026, Bonds	3.83	21,000,000	21,000,000
Total U.S. Government Agencies Obligations (cost $1,286,148,019)			1,286,148,019
U.S. Treasury Bills — 61.7%
2/3/2026(b)	3.66	169,000,000	168,966,127
2/10/2026(b)	3.67	214,800,000	214,605,570
2/12/2026(b)	3.86	163,100,000	162,910,370
2/17/2026(b)	3.72	228,000,000	227,628,476
2/19/2026(b)	3.83	192,300,000	191,937,305
2/24/2026(b)	3.72	70,000,000	69,836,317
2/26/2026(b)	3.64	100,000,000	99,751,042
3/3/2026(b)	3.60	160,000,000	159,538,667
3/5/2026(b)	3.78	120,000,000	119,604,133
3/10/2026(b)	3.69	118,000,000	117,560,512
3/12/2026(b)	3.72	122,000,000	121,516,498
3/17/2026(b)	3.82	50,000,000	49,770,833
3/19/2026(b)	3.71	96,000,000	95,553,532
3/24/2026(b)	3.82	49,000,000	48,739,688
3/26/2026(b)	3.63	50,000,000	49,737,944
3/31/2026(b)	3.66	50,000,000	49,717,278
4/2/2026(b)	3.68	140,000,000	139,157,333
4/9/2026(b)	3.69	50,000,000	49,663,372
4/16/2026(b)	3.68	201,000,000	199,512,939
4/23/2026(b)	3.70	65,000,000	64,471,025
4/30/2026(b)	3.72	25,000,000	24,777,556
5/7/2026(b)	3.79	25,000,000	24,755,903
5/14/2026(b)	4.03	42,300,000	41,828,989
5/19/2026(b)	3.65	50,000,000	49,470,944
5/21/2026(b)	3.80	50,000,000	49,438,347
5/28/2026(b)	3.77	25,000,000	24,704,361
6/4/2026(b)	3.73	75,000,000	74,068,531
6/11/2026(b)	3.68	15,000,000	14,806,083
6/25/2026(b)	3.58	26,300,000	25,933,378
7/2/2026(b)	3.60	23,000,000	22,662,347
7/9/2026(b)	3.58	30,000,000	29,542,458
7/23/2026(b)	3.63	40,000,000	39,327,289
11/27/2026(b)	3.61	25,000,000	24,281,570
4

Description	Annualized Yield (%)	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 61.7% (continued)
12/24/2026(b)	3.54	20,000,000	19,387,844
1/21/2027(b)	3.56	35,000,000	33,833,275
Total U.S. Treasury Bills (cost $2,898,997,836)			2,898,997,836
U.S. Treasury Floating Rate Notes — 9.1%
2/2/2026 (3 Month USBMMY +0.10%)(a)	3.71	91,000,000	90,999,134
2/2/2026 (3 Month USBMMY +0.15%)(a)	3.76	95,000,000	95,000,041
2/2/2026 (3 Month USBMMY +0.16%)(a)	3.77	23,000,000	23,000,000
2/2/2026 (3 Month USBMMY +0.16%)(a)	3.77	100,600,000	100,548,846
2/2/2026 (3 Month USBMMY +0.18%)(a)	3.79	57,000,000	56,981,266
2/2/2026 (3 Month USBMMY +0.21%)(a)	3.82	37,000,000	37,009,950
2/3/2026 (3 Month USBMMY +0.10%)(a)	3.71	23,000,000	22,999,958
Total U.S. Treasury Floating Rate Notes (cost $426,539,195)			426,539,195
U.S. Treasury Notes — 3.4%
2/15/2026	1.63	6,000,000	5,994,004
2/28/2026	4.63	27,000,000	27,006,678
3/31/2026	4.50	6,000,000	6,003,315
5/31/2026	4.88	6,000,000	6,012,905
6/30/2026	4.63	7,500,000	7,513,797
7/31/2026	4.38	2,500,000	2,507,741
8/31/2026	3.75	8,100,000	8,101,946
9/30/2026	3.50	25,400,000	25,365,454
10/15/2026	4.63	2,300,000	2,314,683
10/31/2026	1.13	13,700,000	13,450,479
10/31/2026	4.13	5,000,000	5,014,212
11/30/2026	4.25	11,500,000	11,561,536
12/31/2026	1.25	4,600,000	4,503,716
12/31/2026	4.25	28,600,000	28,762,699
1/31/2027	4.13	5,000,000	5,028,104
Total U.S. Treasury Notes (cost $159,141,269)			159,141,269
Total Investments (cost $4,770,826,319)		101.6%	4,770,826,319
Liabilities, Less Cash and Receivables		(1.6%)	(75,456,870)
Net Assets		100.0%	4,695,369,449

SOFR—Secured Overnight Financing Rate
USBMMY—U.S. Treasury Bill Money Market Yield

(a)
Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date. Security description also includes the reference rate and spread if published and available.

(b)	Security is a discount security. Income is recognized through the accretion of discount.
See notes to financial statements.
5

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2026
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments	4,770,826,319	4,770,826,319
Cash		48,031,523
Receivable for investment securities sold		47,000,000
Interest receivable		11,917,738
Receivable for shares of Beneficial Interest subscribed		3,595,659
Prepaid expenses		106,782
		4,881,478,021
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 2(c)		1,029,644
Payable for investment securities purchased		172,439,646
Payable for shares of Beneficial Interest redeemed		12,481,238
Trustees’ fees and expenses payable		3,782
Other accrued expenses		154,262
		186,108,572
Net Assets ($)		4,695,369,449
Composition of Net Assets ($):
Paid-in capital		4,695,389,396
Total distributable earnings (loss)		(19,947)
Net Assets ($)		4,695,369,449

Net Asset Value Per Share	Institutional Shares	Investor Shares	Administrative Shares	Participant Shares
Net Assets ($)	3,403,719,852	365,199,093	713,736,438	212,714,066
Shares Outstanding	3,403,743,480	365,198,573	713,734,397	212,716,748
Net Asset Value Per Share ($)	1.00	1.00	1.00	1.00
See notes to financial statements.
6

STATEMENT OF OPERATIONS
Year Ended January 31, 2026

Investment Income ($):
Interest Income	193,397,287
Expenses:
Management fee—Note 2(a)	9,247,784
Shareholder servicing costs—Note 2(b)	1,922,947
Administrative services fees—Note 2(c)	264,208
Registration fees	176,457
Professional fees	102,014
Custodian fees—Note 2(c)	53,494
Prospectus and shareholders’ reports	28,184
Chief Compliance Officer fees—Note 2(c)	25,290
Trustees’ fees and expenses—Note 2(d)	19,404
Shareholder and regulatory reports service fees—Note 2(c)	11,500
Miscellaneous	116,001
Total Expenses	11,967,283
Less—reduction in expenses due to undertaking—Note 2(a)	(462,225)
Less—reduction in fees due to earnings credits—Note 2(c)	(202)
Net Expenses	11,504,856
Net Investment Income	181,892,431
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	21,853
Net Increase in Net Assets Resulting from Operations	181,914,284
See notes to financial statements.
7

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended January 31,
	2026	2025
Operations ($):
Net investment income	181,892,431	205,138,038
Net realized gain (loss) on investments	21,853	24,713
Net Increase (Decrease) in Net Assets Resulting from Operations	181,914,284	205,162,751
Distributions ($):
Distributions to shareholders:
Institutional Shares	(141,107,500)	(157,048,096)
Investor Shares	(13,390,374)	(14,866,902)
Administrative Shares	(21,110,010)	(21,072,799)
Participant Shares	(6,281,179)	(12,160,872)
Total Distributions	(181,889,063)	(205,148,669)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	9,271,591,453	9,387,375,971
Investor Shares	408,631,814	444,340,695
Administrative Shares	1,835,314,187	1,814,274,424
Participant Shares	640,024,859	782,266,629
Distributions reinvested:
Institutional Shares	33,397,838	41,755,923
Investor Shares	5,263,994	4,950,889
Administrative Shares	18,183,535	17,510,285
Participant Shares	5,836,376	10,206,482
Cost of shares redeemed:
Institutional Shares	(9,342,161,691)	(9,486,527,595)
Investor Shares	(390,035,850)	(401,775,039)
Administrative Shares	(1,523,980,637)	(1,771,839,304)
Participant Shares	(641,834,604)	(939,914,233)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	320,231,274	(97,374,873)
Total Increase (Decrease) in Net Assets	320,256,495	(97,360,791)
Net Assets ($):
Beginning of Period	4,375,112,954	4,472,473,745
End of Period	4,695,369,449	4,375,112,954
See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended January 31,
Institutional Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.040	.049	.050	.018	.000 (a)
Distributions:
Dividends from net investment income	(.040 )	(.049 )	(.050 )	(.018 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	4.06	5.04	5.06	1.79	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.21	.21	.21	.21	.21
Ratio of net expenses to average net assets(b)	.20 (c)	.20 (c)	.20 (c)	.19 (c)	.06
Ratio of net investment income to average net assets(b)	3.98 (c)	4.92 (c)	4.96 (c)	1.80 (c)	.01
Net Assets, end of period ($ x 1,000)	3,403,720	3,440,875	3,498,262	3,318,127	3,435,107

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Investor Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.037	.047	.047	.016	.000 (a)
Distributions:
Dividends from net investment income	(.037 )	(.047 )	(.047 )	(.016 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.81	4.78	4.80	1.59	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46	.46	.46	.46	.46
Ratio of net expenses to average net assets(b)	.45 (c)	.45 (c)	.45 (c)	.39 (c)	.05
Ratio of net investment income to average net assets(b)	3.73 (c)	4.67 (c)	4.68 (c)	1.68 (c)	.00 (d)
Net Assets, end of period ($ x 1,000)	365,199	341,337	293,819	200,348	170,780

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount represents less than .01%.
See notes to financial statements.
10

	Year Ended January 31,
Administrative Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.039	.048	.049	.017	.000 (a)
Distributions:
Dividends from net investment income	(.039 )	(.048 )	(.049 )	(.017 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.96	4.93	4.96	1.71	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.31	.31	.31	.31	.31
Ratio of net expenses to average net assets(b)	.30 (c)	.30 (c)	.30 (c)	.27 (c)	.06
Ratio of net investment income to average net assets(b)	3.88 (c)	4.84 (c)	4.86 (c)	1.35 (c)	.01
Net Assets, end of period ($ x 1,000)	713,736	384,216	324,267	296,075	678,022

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended January 31,
Participant Shares	2026	2025	2024	2023	2022
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Net investment income	.036	.045	.046	.015	.000 (a)
Distributions:
Dividends from net investment income	(.036 )	(.045 )	(.046 )	(.015 )	(.000 )(a)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	3.65	4.62	4.65	1.48	.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.61	.61	.61	.61	.61
Ratio of net expenses to average net assets(b)	.60 (c)	.60 (c)	.60 (c)	.49 (c)	.06
Ratio of net investment income to average net assets(b)	3.58 (c)	4.58 (c)	4.56 (c)	1.42 (c)	.00 (d)
Net Assets, end of period ($ x 1,000)	212,714	208,685	356,126	308,438	327,148

(a)	Amount represents less than $.001 per share.
(b)	Amount inclusive of reduction in expenses due to undertaking.
(c)	Amount inclusive of reduction in fees due to earnings credits.
(d)	Amount represents less than .01%.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
Dreyfus Government Securities Cash Management (the “fund”) is a separate diversified series of Dreyfus Government Cash Management Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Dreyfus, a division of Mellon Investments Corporation (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional, Investor, Administrative and Participant. Each share class of the fund are subject to a Shareholder Services Plan. Participant shares of the fund are subject to an Administrative Services Plan. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The fund operates as a “government money market fund” as that term is defined in Rule 2a-7 under the Act. It is the fund’s policy to maintain a constant net asset value (“NAV”) per share of $1.00, and the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a constant NAV per share of $1.00.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Trust are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate fair market value, the fair value of the portfolio securities will be determined by procedures established by and under the general oversight of the Trust’s Board of  Trustees (the “Board”) pursuant to Rule 2a-5 under the Act.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
13

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Money market securities are valued using amortized cost, in accordance with rules under the Act, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the fund would receive if it sold the instrument. The Board oversees this fund has established, as a particular responsibility within the overall duty of care owed to fund investors, procedures reasonably designed to stabilize the fund price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include periodic review by the Board of the deviation of the fund NAV calculated by using available market quotations or market equivalents (including valuations obtained from a Service) from the fund $1.00 per share based on amortized cost. A fund cannot guarantee that its NAV will always remain at $1.00 per share. These securities are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
U.S. Government Agencies Obligations	—	1,286,148,019	—	1,286,148,019
U.S. Treasury Bills	—	2,898,997,836	—	2,898,997,836
U.S. Treasury Floating Rate Notes	—	426,539,195	—	426,539,195
U.S. Treasury Notes	—	159,141,269	—	159,141,269
	—	4,770,826,319	—	4,770,826,319

†	See Schedule of Investments for additional detailed categorizations, if any.
(b) Securities transactions and investment income:  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.
(c) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments. Events such as war, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Interest Rate Risk:  This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund’s ability to maintain a stable net asset value. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. It is difficult to predict the pace at which central banks or monetary authorities may increase (or decrease) interest rates or the timing, frequency, or magnitude of such changes. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the fund, depending on the interest rate environment or other circumstances.
U.S. Treasury Securities Risk: A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself.
14

NOTES TO FINANCIAL STATEMENTS (continued)
(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.
(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended January 31, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2026, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended January 31, 2026 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At January 31, 2026, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $6,425 and accumulated capital losses $26,372.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to January 31, 2026. The fund has $26,372 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended January 31, 2026 and January 31, 2025 were as follows: ordinary income $181,889,063 and $205,148,669, respectively.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
(f) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .20% of the value of the fund’s average daily net assets and is payable monthly.
The Adviser has contractually agreed, from February 1, 2025 through May 30, 2026, to waive receipt of a portion of its management fee in the amount of .01% of the value of the fund’s average daily net assets. On or after May 30, 2026, the Adviser may terminate this waiver agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $462,225 during the period ended January 31, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays to the Sub-Adviser a monthly fee of 50% of the monthly management fee the Adviser receives from the fund with respect to the value of the sub-advised net assets of the fund, net of any fee waivers and/or expense reimbursements made by the Adviser.
(b) Under the Compensation Shareholder Services Plan with respect to Investor, Administrative and Participant shares (the “Compensation Shareholder Services Plan”), Investor, Administrative and Participant shares pay the Distributor at an annual rate of
15

NOTES TO FINANCIAL STATEMENTS (continued)
.25%, ..10% and .25%, respectively, of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2026, Investor, Administrative and Participant shares were charged $896,016, $550,186 and $440,346, respectively, pursuant to each of their respective Compensation Shareholder Services Plan.
Under the Reimbursement Shareholder Services Plan with respect to its Institutional shares (the “Reimbursement Shareholder Services Plan”), Institutional shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for certain allocated expenses of providing certain services to the holders of Institutional shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Institutional shares of the fund, and services related to the maintenance of shareholder accounts. During the period ended January 31, 2026, Institutional shares were charged $32,037 pursuant to the Reimbursement Shareholder Services Plan.
(c) Under the Administrative Services Plan with respect to Participant shares, pursuant to which the fund may pay the Distributor for the provision of certain type of recordkeeping and other related services (which are not services for which a “service fee” as defined under the Conduct Rules of FINRA is intended to compensate). Pursuant to the Administrative Services Plan, the fund will pay the Distributor at an annual rate of .15% of the value of their average daily net assets attributable to the fund’s Participant shares for the provision of such services, which include, at a minimum: mailing periodic reports, prospectuses and other fund communications to beneficial owners; client onboarding; anti-money laundering and related regulatory oversight; manual transaction processing; transmitting wires; withholding on dividends and distributions as may be required by state or Federal authorities from time to time; receiving, tabulating, and transmitting proxies executed by beneficial owners; fund statistical reporting; technical support; business continuity support; and blue sky support. During the period ended January 31, 2026, Participant shares were charged $264,208, pursuant to the Administrative Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended January 31, 2026, the fund was charged $3,142 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $202.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended January 31, 2026, the fund was charged $53,494 pursuant to the custody agreement.
During the period ended January 31, 2026, the fund was charged $25,290 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in Shareholder and regulatory reports service fees in the Statement of Operations. During the period ended January 31, 2026, the Custodian was compensated $11,500 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $822,143, Administrative Services Plan fees of $28,427, Shareholder Services Plans fees of $189,818, Custodian fees of $19,127, Chief Compliance Officer fees of $3,917, Transfer Agent fees of $578 and Shareholder and regulatory reports service fees of $6,708, which are offset against an expense reimbursement currently in effect in the amount of $41,074.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of Dreyfus Government Securities Cash Management
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Dreyfus Government Securities Cash Management (the “Fund”) (one of the funds constituting Dreyfus Government Cash Management Funds (the “Trust”)), including the schedule of investments, as of January 31, 2026, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting Dreyfus Government Cash Management Funds) at January 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
March 20, 2026
17

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund hereby reports 99.73% of ordinary dividends paid during the fiscal year ended January 31, 2026 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for income tax purposes in most states, including New York, Connecticut, California and the District of Columbia. For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal period ended January 31, 2026 as qualifying interest related dividends.
18

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
19

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Trustees’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Trustees’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $44,694.
21

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
22

© 2026 BNY Mellon Securities Corporation
Code-0227NCSRAR0126

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: March 19, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: March 19, 2026

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)